Taxes (Details) - Schedule of Income Tax Provision Computed Based on PRC Statutory Income Tax Rate - USD ($)		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Schedule of Income Tax Provision Computed Based on PRC Statutory Income Tax Rate [Abstract]
Income tax expense computed based on PRC statutory rate		$ 22,069	$ 71,910
Favorable tax rate and tax exemption impact in PRC entities	[1]	(96,381)	(315,790)
Effect of rate differential for non-PRC entities		(62,521)	(1,063)
Change in valuation allowance		201,698	247,823
Total income tax provisions		$ 64,865	$ 2,880

[1]	During the six months ended June 30, 2024, Xinjiang United Family and all its four branch offices were subject to 25% income tax rate. During the six months ended June 30, 2023, the Company’s subsidiary, Xinjiang United Family, and its three branch offices, qualified as small-scaled minimal profit enterprise and subject to a favorable tax rate of 2.5%. For the six months ended June 30, 2023, 13 of these UFG entities were subject to income tax assessed at 0.5% of TNI that ranged from RMB33,000 to RMB180,000 per month. For the six months ended June 30, 2024, 12 of these UFG entities were subject to income tax assessed at 0.5% of TNI that ranged from RMB33,000 to RMB180,000 per month. The rest of the UFG entities were exempted from paying income tax. For the six months ended June 30, 2024 and 2023, the tax saving as the result of the favorable tax rates and tax exemption amounted to $96,381 and $315,790, respectively, and per share effect of the favorable tax rate and tax exemption was $0.01 and $0.03, respectively.